Commitments	12 Months Ended
Dec. 31, 2021
Notes to Consolidated Financial Statements [Abstract]
Commitments	NOTE 26 COMMITMENTS A commitment is a legally binding and enforceable agreement to purchase goods or services in the future. The amounts below reflect our commitments based on current expected contract prices. As at December 31, 2021, minimum future commitments under our contractual arrangements were as follows: Principal Portion and Estimated Interest Lease Long-Term Purchase Capital Other Liabilities Debt Commitments Commitments Commitments Total Within 1 year 313 890 2,091 72 183 3,549 1 to 3 years 423 1,163 488 9 138 2,221 3 to 5 years 227 1,678 42 ‐ 91 2,038 Over 5 years 412 9,340 111 ‐ 97 9,960 Total 1,375 13,071 2,732 81 509 17,768 Purchase Commitments We have a long-term natural gas purchase agreement in Trinidad that expires on December 31, 2023. The contract provides for prices that vary primarily with ammonia market prices and annual escalating floor prices. The commitments included in the foregoing table are based on floor prices and minimum purchase quantities. Profertil has various gas contracts denominated in US dollars that expire in 2022 and 2023 and account for virtually all of Profertil’s gas requirements. YPF S.A., our joint venture partner in Profertil, supplies approximately 70 percent of the gas under these contracts. The Carseland facility has a power co-generation agreement, expiring on December 31, 2026 , which provides 60 megawatt-hours of power per hour. The price for the power is based on a fixed charge adjusted for inflation and a variable charge based on the cost of natural gas provided to the facility for power generation. Agreements for the purchase of sulfur for use in production of phosphoric acid provide for specified purchase quantities and prices based on market rates at the time of delivery. Commitments included in the foregoing table are based on expected contract prices. As part of the agreement to sell the Conda Phosphate operations (“CPO”), we entered into long-term strategic supply and offtake agreements that extend to 2023. Under the terms of the supply and offtake agreements, we will supply 100 percent of the ammonia requirements of CPO and purchase 100 percent of the monoammonium phosphate (“MAP”) product produced at CPO. The MAP production is estimated at 330,000 tonnes per year. Other Commitments Other commitments consist principally of pipeline capacity, technology service contracts, managed services contracts, throughput and various rail contracts, the latest of which expires in 2027, and mineral lease commitments, the latest of which expires in 2041.